Related Party Transactions	12 Months Ended
	Jul. 31, 2011	May 01, 2011
Related Party Transactions
Related Party Transactions

Note 15. Related Party Transactions

See Note 16 of the 2011 Annual Report for a description of the Company's related party transactions. As of July 31, 2011, there was a payable of $2.7 million due to the managers related to the monitoring agreement, a payable of $0.3 million to Capstone Consulting LLC for consulting services and a payable of $0.2 million due to Centerview for transaction-related out-of-pocket expenses, which amounts are included in accounts payable and accrued expenses on the Condensed Consolidated Balance Sheets.

Note 16.	Related Party Transactions

As described in Note 1, on March 8, 2011, DMFC completed the Merger with Blue Sub pursuant to the terms of the Merger Agreement and consequently became a direct wholly-owned subsidiary of Parent. As is also described in Note 1, on April 26, 2011, DMC merged with and into DMFC with DMC as the surviving entity, and as a result, DMC is now directly wholly-owned by Parent. Substantially all of Parent's outstanding common stock is held by Blue Holdings I, L.P., a partnership that is controlled by funds affiliated with the Sponsors. Blue Holdings GP, LLC is the general partner of Blue Holdings I, L.P. Funds affiliated with the Sponsors control Blue Holdings GP, LLC. The following provides a summary of material transactions that involve DMFC, DMC, the management of DMFC and DMC, the Sponsors and entities affiliated with the Sponsors, Blue Sub, Parent, Blue Holdings I, L.P. and Blue Holdings GP, LLC.

Transactions with the Sponsors

Monitoring Agreement

On March 8, 2011, in connection with the Merger, entities affiliated with the Sponsors and an entity affiliated with AlpInvest Partners (the "AlpInvest Manager," together with the affiliates of the Sponsors, collectively, the "Managers") entered into a monitoring agreement (the "Monitoring Agreement") with DMC, Parent and Blue Holdings I, L.P., pursuant to which the Managers provide management, consulting, financial and other advisory services to DMC and to its divisions, subsidiaries, parent entities and controlled affiliates. Pursuant to the Monitoring Agreement, the Managers, other than the AlpInvest Manager, are entitled to receive an aggregate annual advisory fee to be allocated among the Sponsors in accordance with their respective equity holdings in Blue Holdings I, L.P. in an amount equal to the greater of (i) $6.5 million and (ii) 1.00% of DMC's "Adjusted EBITDA" (as defined in the Senior Notes Indenture) less an annual advisory fee of approximately $0.25 million paid to the AlpInvest Manager. As of May 1, 2011, there was a payable of $1.1 million due to the Managers related to the Monitoring Agreement, which amount is included in accounts payable and accrued expenses on the Consolidated Balance Sheets.

The Managers also receive reimbursement of reasonable out-of-pocket expenses incurred in connection with the provision of services pursuant to the Monitoring Agreement. The Monitoring Agreement will continue indefinitely unless terminated by the consent of all the parties thereto. In addition, the Monitoring Agreement will terminate automatically upon an initial public offering of Parent, unless the Company elects by prior written notice to continue the Monitoring Agreement. Upon a change of control of Parent, the Company may terminate the Monitoring Agreement.

Consulting Arrangements with Capstone Consulting LLC

The Company has engaged Capstone Consulting LLC ("Capstone") to provide consulting services with respect to the Company's operations. These engagements may be terminated at any time at the discretion of management of the Company. For the period March 8, 2011 through May 1, 2011, the total fees payable to Capstone under these arrangements were approximately $0.4 million. One of the Company's directors holds an equity interest in Capstone. Neither KKR nor any entity affiliated with KKR owns any of the equity of Capstone. Capstone provides dedicated consulting services to KKR and its affiliated funds' portfolio companies. As of May 1, 2011, there was a payable of $0.3 million due to Capstone, which amount is included in accounts payable and accrued expenses on the Consolidated Balance Sheets.

Indemnification Agreement

On March 8, 2011, DMFC, Parent, Blue Holdings I, L.P. and Blue Holdings GP, LLC, entered into an indemnification agreement with the Managers. This indemnification agreement contains customary exculpation and indemnification provisions in favor of the Managers and their affiliates.

Transaction Fee Arrangements

Pursuant to transaction fee letters entered into with each respective Sponsor, each dated March 8, 2011, Blue Sub agreed to pay each of the Sponsors one-time fees aggregating to $46.85 million in consideration of the structuring, financial and consultation services that the Sponsors provided to Blue Sub in connection with the Merger. Blue Sub also paid for the reasonable out-of-pocket expenses of the Sponsors. In connection with these agreements, and concurrently with the consummation of the Merger, Blue Sub paid fees of $28.9 million, $3.1 million and $14.85 million, to KKR, Centerview and Vestar, respectively. As of May 1, 2011, there was a payable of $0.2 million due to Centerview for transaction-related out-of-pocket expenses, which amount is included in accounts payable and accrued expenses on the Consolidated Balance Sheets.

Pursuant to an engagement letter dated March 8, 2011, Blue Sub engaged KKR Capital Markets LLC, an affiliate of KKR ("KCM"), to act as syndication agent in connection with the placement of equity securities to persons who were not affiliated with the Sponsors. For such syndication services, Blue Sub paid KCM a one-time syndication fee of $9.2 million upon the completion of the Merger in addition to reasonable out-of-pocket expenses.

Pursuant to a facilitation fee letter agreement and an M&A fee letter agreement, each dated March 8, 2011, Blue Sub agreed to pay to Centerview (i) a one-time fee of $5.0 million for services provided to Blue Sub by Centerview and its affiliates, including services in connection with the placement of equity securities to persons who were not affiliated with the Sponsors and assistance in the due diligence process to facilitate the acceptance by Parent of certain investments and (ii) a one-time fee of $8.0 million for services provided to Blue Sub by Centerview and its affiliates, including financial advisory services in connection with the structuring, negotiation and consummation of the Merger and the preparation, negotiation and finalization of the Agreement and Plan of Merger, dated as of November 24, 2010 ("Merger Agreement") and other documents executed in connection therewith. Both of these payments were made concurrently with the consummation of the Merger.

Financing Arrangements

KCM and certain of its capital markets affiliates played a number of roles in connection with the arrangement of financing related to the Merger, including providing financing commitments to Blue Sub, acting as a joint manager and arranger of the Term Loan Facility, an initial purchaser in the initial offering of 7.625% Notes and as dealer-manager in connection with our tender offer for outstanding 6 3/4% Notes and 7 1/2 % Notes. KCM received approximately $10.2 million for these services.

Transactions with Management

Equity Contributions

Pursuant to an equity contribution agreement dated March 8, 2011, and an equity contribution and subscription agreement, dated February 16, 2011, Blue Holdings I, L.P. contributed to Parent the sum of approximately $1,564.2 million and received from Parent 312,829,237 shares of common stock of Parent. The Company's Executive Vice President and Chief Financial Officer and Chief Operating Officer, contributed approximately $0.6 million in the aggregate in cash to Parent and received 125,644 shares of common stock of Parent. Parent then contributed to Blue Sub the sum of approximately $1,550.7 million and paid $14.2 million in expenses on behalf of Blue Sub, and received from Blue Sub 10 shares of common stock of Blue Sub, which represented 100% of Blue Sub's outstanding common stock.